Expense Example - Class K - BLACKROCK BALANCED CAPITAL FUND, INC. - Class K Shares	Jan. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	165
Expense Example, with Redemption, 5 Years	289
Expense Example, with Redemption, 10 Years	$ 651